Short-Term Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Borrowings	Short-term bank borrowings consisted of the following as of March 31, 2023 and 2022:
	As of March 31,	As of March 31,
	2023	2022
Industrial Bank Co., Ltd	$1,018,672	$1,102,675
Postal Saving Bank of Chin	1,076,880	1,165,685
Rural Credit Cooperative (ShunChang)	145,524	-
Total	$2,241,076	$2,268,360

Schedule of Secure Short Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	As of March 31,	As of March 31,
	2023	2022
Buildings, net	$1,176,100	$2,076,215
Land use rights, net	83,520	93,140
Total	$1,259,620	$2,169,355